                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5440
-------------------------------------------------------------------------------

                         MFS INTERMEDIATE INCOME TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: October 31
-------------------------------------------------------------------------------

                    Date of reporting period: July 31, 2006
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Intermediate Income Trust

7/31/06
Quarterly portfolio holdings

[graphic omitted]


M F S(R)
INVESTMENT MANAGEMENT

MFS Intermediate Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 07/31/2006

ISSUER                                                                                                   SHARES/PAR     VALUE ($)
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 90.8%
---------------------------------------------------------------------------------------------------------------------------------
AGENCY - OTHER - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 7.64%, 2010                                                     $   921,823           $    966,275
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & SECURITIZED - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., FRN, 1.1344%, 2008 (i)                                   $74,280,443           $  2,086,315
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.4032%, 2023 (a)(i)                                            13,662,802              1,520,135
---------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN, 5.5423%, 2043                       4,380,726              4,269,226
---------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                               2,188,355              2,224,056
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 10,099,732
---------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
SG Capital Trust I, 7.875% to 2010, FRN to 2049                                              EUR   375,000           $    536,520
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 9.375%, 2008                                               $ 2,318,000           $  2,486,055
---------------------------------------------------------------------------------------------------------------------------------
Petroleum Export/Cayman, 5.265%, 2011 (a)                                                          295,497                288,065
---------------------------------------------------------------------------------------------------------------------------------
Petronas Capital Ltd., 7.875%, 2022                                                              1,158,000              1,354,054
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  4,128,174
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Federative Republic of Brazil, 8%, 2018                                                        $   183,000           $    198,189
---------------------------------------------------------------------------------------------------------------------------------
Republic of Chile, FRN, 5.9%, 2008                                                               2,321,000              2,329,124
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2029                                                                 1,486,000              1,827,780
---------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009                                                           1,935,000              2,095,605
---------------------------------------------------------------------------------------------------------------------------------
Russian Federation, 3%, 2008                                                                     3,277,000              3,116,099
---------------------------------------------------------------------------------------------------------------------------------
State of Israel, 5.125%, 2014                                                                    5,000,000              4,763,394
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019                                                              2,205,000              2,571,030
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.3%, 2031                                                                  279,000                335,498
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 17,236,719
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET QUASI-SOVEREIGN - 6.8%
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 2.375%, 2006                                                                 $ 4,120,000           $  4,100,900
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, FRN, 2.844%, 2007                                                          EUR 5,408,000              6,902,081
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 3.25%, 2007                                                                  $ 4,200,000              4,100,506
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 4.625%, 2008                                                                   3,525,000              3,478,100
---------------------------------------------------------------------------------------------------------------------------------
KfW Bankengruppe, 5.25%, 2009                                                                    7,470,000              7,480,144
---------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007                                                       7,700,000              7,673,620
---------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, FRN, 3.092%, 2007                                              EUR 1,791,000              2,287,137
---------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, FRN, 2.879%, 2007                                              EUR 1,670,000              2,132,864
---------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, FRN, 2.961%, 2007                                              EUR 3,150,000              4,023,372
---------------------------------------------------------------------------------------------------------------------------------
Network Rail MTN Finance PLC, FRN, 2.913%, 2007                                              EUR 5,468,000              6,983,162
---------------------------------------------------------------------------------------------------------------------------------
Province of Ontario, 4.75%, 2016                                                               $ 6,000,000              5,701,518
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $ 54,863,404
---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL MARKET SOVEREIGN - 22.3%
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008                                                      EUR 9,400,000           $ 12,003,659
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.75%, 2015                                                     EUR 8,303,000             10,510,589
---------------------------------------------------------------------------------------------------------------------------------
Government of Canada, 4.5%, 2015                                                             CAD 1,218,000              1,090,308
---------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6%, 2017                                                          NZD 1,649,000              1,031,076
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 4%, 2015                                                                 DKK 6,119,000              1,051,065
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 5.75%, 2007                                                          EUR 7,997,000             10,341,988
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009                                                          EUR 9,010,000             11,555,486
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008                                                                   EUR 8,405,000             11,113,438
---------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011                                                                EUR 6,669,000              9,160,343
---------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5.5%, 2007                                                              EUR 9,034,000             11,813,073
---------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 5.375%, 2013                                                            EUR14,709,000             20,546,344
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2007                                                              EUR 9,746,000             12,601,576
---------------------------------------------------------------------------------------------------------------------------------
Republic of France, 4.75%, 2012                                                              EUR 9,714,000             13,067,325
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.25%, 2007                                                             EUR14,214,000             18,321,859
---------------------------------------------------------------------------------------------------------------------------------
Republic of Ireland, 4.6%, 2016                                                              EUR 6,306,000              8,486,763
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5.75%, 2009                                                         GBP 6,830,000             13,154,732
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2012                                                            GBP 5,313,000             10,085,098
---------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 8%, 2015                                                            GBP 1,765,000              4,138,377
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $180,073,099
---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE BACKED - 21.6%
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 7.007%, 2007                                                                       $ 1,505,573           $  1,514,382
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.92%, 2008                                                                          6,580,000              6,475,392
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.022%, 2010                                                                         6,800,000              6,964,803
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.505%, 2011                                                                         7,804,975              7,552,838
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.845%, 2013                                                                         2,101,544              2,023,895
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.667%, 2014                                                                         4,684,103              4,453,651
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.848%, 2014                                                                         4,139,833              3,973,133
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.412%, 2014                                                                         2,034,932              2,027,863
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.62%, 2015                                                                            979,141                923,458
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.925%, 2015                                                                         2,183,236              2,098,479
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4%, 2016                                                                             5,572,825              5,405,315
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.423%, 2016                                                                         2,492,226              2,463,020
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2034                                                                     15,303,351             15,276,863
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2035                                                                   25,665,453             25,150,004
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2019                                                                      7,009,982              6,831,614
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2019                                                                          10,964,670             10,487,477
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031                                                                           7,536,193              7,657,622
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017 - 2020                                                                  14,974,188             14,833,489
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017 - 2034                                                                     3,248,766              3,269,690
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2019 - 2025                                                                    37,977,086             37,457,456
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                                                            4,349,717              4,269,000
---------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2033                                                                             3,062,033              3,068,002
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $174,177,446
---------------------------------------------------------------------------------------------------------------------------------
SUPRANATIONAL - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Central American Bank, 4.875%, 2012 (a)                                                        $ 3,000,000           $  2,832,054
---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 20.3%
---------------------------------------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                                                           3,963,000           $  3,718,532
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.75%, 2007                                                                          4,000,000              3,986,224
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2007                                                                         5,000,000              5,072,310
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.375%, 2008                                                                        17,000,000             16,302,456
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 3.875%, 2008                                                                        12,900,000             12,507,479
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                                            10,000,000             10,120,550
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.25%, 2009                                                                          5,000,000              4,878,020
---------------------------------------------------------------------------------------------------------------------------------
Farmer Mac, 5.5%, 2011 (a)                                                                       6,070,000              6,098,845
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.25%, 2009                                                                         7,000,000              6,817,629
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 4.125%, 2010                                                                       18,994,000             18,229,548
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.875%, 2010                                                                        6,337,000              6,708,652
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.125%, 2012                                                                       27,600,000             27,356,485
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                       6,298,687              6,271,722
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                       2,634,694              2,715,358
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                       3,609,463              3,719,803
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                       2,310,896              2,388,544
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.625%, 2021                                                      2,845,473              2,964,700
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                       2,501,899              2,408,611
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.36%, 2025                                                       2,709,826              2,662,774
---------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.39%, 2025                                                       1,981,583              1,950,151
---------------------------------------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 5.53%, 2008                                     11,000,000             11,057,794
---------------------------------------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 7.198%, 2009                                     6,000,000              6,327,318
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $164,263,505
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 15.0%
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2012                                                             $29,100,000           $ 31,010,822
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12%, 2013                                                                  30,000,000             34,067,580
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                                                5,000,000              5,050,195
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                                  4,500,000              4,726,760
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.875%, 2012                                                                5,000,000              4,993,165
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013                                                                10,000,000              9,595,700
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.25%, 2013                                                                29,000,000             27,770,893
---------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2014                                                                 3,770,000              3,719,931
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $120,935,046
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
HQI Transelec Chile S.A., 7.875%, 2011                                                         $ 2,926,000           $  3,060,192
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL BONDS                                                                                                        $733,172,166
---------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS - 8.2%
---------------------------------------------------------------------------------------------------------------------------------
American Express Credit Corp., 5.29%, due 8/01/06 (y)                                          $ 2,003,000           $  2,003,000
---------------------------------------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 5.29%, due 8/01/06 (t)(y)                                      32,125,000             32,125,000
---------------------------------------------------------------------------------------------------------------------------------
New Center Asset Trust, 5.29%, due 8/01/06 (y)                                                  32,313,000             32,313,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS                                                                                       $ 66,441,000
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS(K)                                                                                               $799,613,166
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - 1.0%                                                                                   8,201,871
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                                                $807,815,037
---------------------------------------------------------------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,739,099, representing 1.3% of net assets.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of July 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $718,000,348 and 89.79% of market value. An independent pricing service provided an evaluated bid for 89.59% of the market value.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

FRN           Floating Rate Note. The interest rate is the rate in effect as of period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

              CAD  Canadian Dollar
              DKK  Danish Krone
              EUR  Euro
              GBP  British Pound
              NZD  New Zealand Dollar

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS INTERMEDIATE INCOME TRUST
SUPPLEMENTAL SCHEDULES (UNAUDITED) 07/31/2006

(1) PORTFOLIO SECURITIES


The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:



Aggregate Cost                                                 $  830,742,367
                                                               ==============
Gross unrealized appreciation                                  $    4,452,066
Gross unrealized depreciation                                     (35,581,267)
                                                               --------------
      Net unrealized appreciation (depreciation)               $  (31,129,201)
                                                               ==============

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) FINANCIAL INSTRUMENTS

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                                     NET UNREALIZED
     CONTRACTS TO                                                    CONTRACTS        APPRECIATION
   DELIVER/RECEIVE           SETTLEMENT DATE    IN EXCHANGE FOR       AT VALUE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------
SALES
-----
CAD        1,235,207             08/10/06        $  1,081,617       $  1,091,754      $   (10,137)
DKK        6,219,704             08/28/06           1,047,988          1,066,652          (18,664)
EUR      140,966,451       08/07/06 - 08/21/06    178,902,767        180,303,374       (1,400,607)
GBP       29,779,296       08/02/06 - 10/02/06     55,724,178         55,657,701           66,477
NZD       29,666,238             08/08/06          18,670,150         18,301,090          369,060
                                                 ------------       ------------      -----------
                                                 $255,426,700       $256,420,571      $  (993,871)
                                                 ============       ============      ===========

PURCHASES
---------
EUR        2,550,000             08/07/06        $  3,269,509       $  3,258,484      $   (11,025)
GBP       14,704,648             08/02/06          27,412,406         27,465,859           53,453
NZD       27,116,782             08/08/06          16,720,785         16,728,331            7,546
                                                 ------------       ------------      -----------
                                                 $ 47,402,700       $ 47,452,674      $    49,974
                                                 ============       ============      ===========

At July 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $7,215 with Merrill Lynch International Bank.

At July 31, 2006, the trust had sufficient cash and/or securities to cover any commitments under these derivative contracts.


(3) COUNTRY WEIGHTINGS

Country weighting percentages of portfolio holdings based on total net assets as of July 31, 2006, are as follows:

------------------------------
United States            67.2%
------------------------------
Germany                   8.1%
------------------------------
United Kingdom            4.3%
------------------------------
Ireland                   3.4%
------------------------------
France                    3.3%
------------------------------
Netherlands               2.8%
------------------------------
Spain                     2.6%
------------------------------
Finland                   2.6%
------------------------------
Austria                   1.5%
------------------------------
Others                    4.2%
------------------------------

The country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST
            -------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: September 25, 2006
      ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: September 25, 2006
      ------------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 25, 2006
      ------------------


* Print name and title of each signing officer under his or her signature.